Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Basic Earnings (Loss) Per Share

The computations of basic earnings per common share follow:

(Dollars in thousands, except per share data)	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Net income	$2,345	$2,022	$4,339	$3,827
Weighted average common shares outstanding	4,234,291	4,227,992	4,234,525	4,227,362
Basic earnings per common share	$0.55	$0.48	$1.02	$0.91